Unitholders' Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified		9 Months Ended		12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 30, 2014 Class B Units [Member] Rate	Sep. 30, 2014 Cheniere Energy Partners, LP [Member]	Sep. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]		Sep. 30, 2014 Cheniere Energy Partners, LP [Member] Maximum [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Maximum [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] Common Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Common Units [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Common Units [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Common Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] General Partner [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP [Member] General Partner [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] General Partner [Member] Minimum [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member] Minimum [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] General Partner [Member] Maximum [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member] Maximum [Member]	May 31, 2013 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP_Blackstone CQP Holdco LP [Member] Rate	Dec. 31, 2012 Cheniere Energy Partners, LP_Blackstone CQP Holdco LP [Member] Class B Units [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP_Blackstone CQP Holdco LP [Member] Class B Units [Member] Rate	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member] Rate	Sep. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member] Class B Units [Member] Rate	May 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy, Inc. [Member] Class B Units [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Cheniere Energy, Inc. [Member] Class B Units [Member]
Other Ownership Interests [Line Items]
Number Of Days After Quarter End Distribution Is Paid									45 days	45 days
Distributions Per Limited Partnership Unit Outstanding, Basic											$ 0.425	$ 0.425
Distributions entitled by General Partner, Percentage																		2.00%	2.00%
Incentive Distribution, Quarterly Distribution Additional Target Percentage																		15.00%	15.00%	50.00%	50.00%
Proceeds from sale of partnership common and general partner units, net		$ 0	$ 375,897	$ 375,897	$ 250,022	[1]	$ 70,157	[1]														$ 180,000				$ 1,500,000				$ 180,000	$ 500,000
Sale of Class B units, shares												17,590	8,485	4,587	604	2,894	94													12,000
Partnership Units, Conversion Ratio, Quarterly Compounded Rate																							0.035	0.035
Partnership Units, Accreted Conversion Ratio	1.37																								1.21		1.34	1.23	1.37
Expected Conversion Period After Conversion Event																							90 days

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.